Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended	13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended	121 Months Ended	122 Months Ended	123 Months Ended	124 Months Ended	125 Months Ended	126 Months Ended	127 Months Ended	128 Months Ended	129 Months Ended	130 Months Ended	131 Months Ended	132 Months Ended
	Jun. 30, 2015	Jul. 31, 2015	Aug. 31, 2015	Sep. 30, 2015	Oct. 31, 2015	Nov. 30, 2015	Dec. 31, 2015	Jan. 31, 2016	Feb. 29, 2016	Mar. 31, 2016	Apr. 30, 2016	May 31, 2016	Jun. 30, 2016	Jul. 31, 2016	Aug. 31, 2016	Sep. 30, 2016	Oct. 31, 2016	Nov. 30, 2016	Dec. 31, 2016	Jan. 31, 2017	Feb. 28, 2017	Mar. 31, 2017	Apr. 30, 2017	May 31, 2017	Jun. 30, 2017	Jul. 31, 2017	Aug. 31, 2017	Sep. 30, 2017	Oct. 31, 2017	Nov. 30, 2017	Dec. 31, 2017	Jan. 31, 2018	Feb. 28, 2018	Mar. 31, 2018	Apr. 30, 2018	May 31, 2018	Jun. 30, 2018	Jul. 31, 2018	Aug. 31, 2018	Sep. 30, 2018	Oct. 31, 2018	Nov. 30, 2018	Dec. 31, 2018	Jan. 31, 2019	Feb. 28, 2019	Mar. 31, 2019	Apr. 30, 2019	May 31, 2019	Jun. 30, 2019	Jul. 31, 2019	Aug. 31, 2019	Sep. 30, 2019	Oct. 31, 2019	Nov. 30, 2019	Dec. 31, 2019	Jan. 31, 2020	Feb. 29, 2020	Mar. 31, 2020	Apr. 30, 2020	May 31, 2020	Jun. 30, 2020	Jul. 31, 2020	Aug. 31, 2020	Sep. 30, 2020	Oct. 31, 2020	Nov. 30, 2020	Dec. 31, 2020	Jan. 31, 2021	Feb. 28, 2021	Mar. 31, 2021	Apr. 30, 2021	May 31, 2021	Jun. 30, 2021	Jul. 31, 2021	Aug. 31, 2021	Sep. 30, 2021	Oct. 31, 2021	Nov. 30, 2021	Dec. 31, 2021	Jan. 31, 2022	Feb. 28, 2022	Mar. 31, 2022	Apr. 30, 2022	May 31, 2022	Jun. 30, 2022	Jul. 31, 2022	Aug. 31, 2022	Sep. 30, 2022	Oct. 31, 2022	Nov. 30, 2022	Dec. 31, 2022	Jan. 31, 2023	Feb. 28, 2023	Mar. 31, 2023	Apr. 30, 2023	May 31, 2023	Jun. 30, 2023	Jul. 31, 2023	Aug. 31, 2023	Sep. 30, 2023	Oct. 31, 2023	Nov. 30, 2023	Dec. 31, 2023	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026	Mar. 31, 2026	Apr. 30, 2026	May 31, 2026	Jun. 30, 2026
AGF U.S. Market Neutral Anti-Beta Fund
Account Value [Line Items]
Accumulated Value	$ 10,000.00	$ 10,315.00	$ 10,474.88	$ 10,950.44	$ 10,418.25	$ 10,346.36	$ 10,708.49	$ 11,670.11	$ 11,701.62	$ 11,438.33	$ 11,066.59	$ 11,097.57	$ 12,048.64	$ 11,329.33	$ 11,060.83	$ 10,890.49	$ 11,076.72	$ 10,042.15	$ 10,202.83	$ 9,980.40	$ 9,990.39	$ 10,223.16	$ 10,388.78	$ 10,668.23	$ 10,342.85	$ 10,332.51	$ 10,384.17	$ 9,981.27	$ 10,017.20	$ 9,924.04	$ 9,919.08	$ 9,699.10	$ 9,672.52	$ 9,964.84	$ 10,025.81	$ 9,967.74	$ 10,365.75	$ 10,285.81	$ 10,418.75	$ 10,471.55	$ 10,959.59	$ 10,986.68	$ 11,412.49	$ 11,011.32	$ 10,900.74	$ 11,168.20	$ 11,028.29	$ 11,781.12	$ 11,333.12	$ 11,551.25	$ 12,571.33	$ 12,280.25	$ 12,233.27	$ 11,884.89	$ 11,605.66	$ 12,251.57	$ 12,338.77	$ 13,414.65	$ 12,990.07	$ 13,140.79	$ 12,698.09	$ 13,026.26	$ 12,418.74	$ 12,361.13	$ 12,009.56	$ 10,266.04	$ 10,007.95	$ 10,151.55	$ 9,037.65	$ 8,984.07	$ 8,874.14	$ 8,702.99	$ 8,846.96	$ 8,982.76	$ 8,970.19	$ 8,948.77	$ 8,761.02	$ 8,934.11	$ 9,276.78	$ 9,759.81	$ 9,384.61	$ 9,607.40	$ 10,376.33	$ 10,615.20	$ 11,379.79	$ 10,473.80	$ 10,321.93	$ 10,657.10	$ 10,866.57	$ 10,788.02	$ 11,212.82	$ 10,467.06	$ 10,430.04	$ 10,768.54	$ 11,107.04	$ 10,472.35	$ 9,932.86	$ 9,425.11	$ 9,948.73	$ 10,472.35	$ 11,181.08	$ 10,636.31	$ 9,547.57	$ 10,345.54	$ 10,199.44	$ 10,182.58	$ 10,660.24	$ 10,845.68	$ 11,003.03	$ 10,901.88	$ 11,289.62	$ 11,059.22	$ 11,121.04	$ 10,564.70	$ 10,788.19	$ 10,596.27	$ 11,305.79	$ 12,090.92	$ 11,747.79	$ 11,189.48	$ 10,317.12	$ 7,920.92	$ 7,882.30	$ 7,645.78	$ 7,100.35	$ 7,187.23	$ 7,109.46	$ 7,025.35	$ 6,941.24	$ 6,901.67	$ 6,179.34	$ 5,689.54	$ 5,531.23
Dow Jones U.S. Thematic Market Neutral Low Beta Index
Account Value [Line Items]
Accumulated Value	10,000.00	10,378.21	10,534.10	11,066.53	10,602.72	10,618.25	11,012.71	12,039.39	12,135.55	11,849.56	11,475.49	11,542.67	12,540.99	11,790.46	11,529.62	11,330.58	11,563.88	10,486.90	10,666.89	10,439.90	10,453.15	10,691.74	10,874.63	11,181.63	10,831.26	10,825.88	10,893.06	10,474.27	10,516.29	10,418.27	10,428.93	10,199.04	10,175.03	10,491.97	10,555.34	10,491.58	10,911.05	10,824.24	10,958.97	11,016.46	11,542.47	11,564.65	12,009.52	11,580.07	11,460.29	11,738.71	11,575.49	12,361.14	11,879.84	12,094.10	13,163.40	12,850.98	12,787.78	12,442.85	12,146.03	12,818.12	12,906.11	14,035.17	13,591.83	13,770.58	13,297.38	13,713.36	13,102.40	13,052.95	12,700.70	10,813.75	10,555.01	10,710.95	9,540.87	9,494.71	9,384.92	9,207.18	9,367.76	9,515.53	9,509.01	9,496.06	9,298.68	9,478.63	9,856.26	10,366.23	9,972.07	10,220.14	11,041.59	11,306.40	12,136.37	11,138.20	10,984.04	11,364.91	11,614.22	11,570.23	12,109.52	10,867.28	11,026.66	11,364.48	11,713.84	10,898.14	10,281.41	9,507.84	10,160.21	10,692.27	11,419.76	10,890.08	9,725.89	10,579.10	10,387.64	10,382.61	10,864.03	10,946.04	11,102.46	10,939.54	11,320.57	11,064.06	11,123.32	10,521.79	10,703.48	10,501.77	11,182.24	11,924.30	11,557.50	10,995.95	10,106.84	7,421.53	7,383.62	7,145.23	6,633.33	6,698.53	6,615.01	6,517.91	6,430.57	6,384.90	5,719.98	5,213.49	5,062.44
S&P 500 Index
Account Value [Line Items]
Accumulated Value	$ 10,000.00	$ 10,209.51	$ 9,593.53	$ 9,356.16	$ 10,145.39	$ 10,175.56	$ 10,015.07	$ 9,518.08	$ 9,505.24	$ 10,150.06	$ 10,189.40	$ 10,372.39	$ 10,399.26	$ 10,782.67	$ 10,797.81	$ 10,799.85	$ 10,602.85	$ 10,995.52	$ 11,212.86	$ 11,425.53	$ 11,879.19	$ 11,893.05	$ 12,015.19	$ 12,184.28	$ 12,260.33	$ 12,512.43	$ 12,550.73	$ 12,809.63	$ 13,108.55	$ 13,510.59	$ 13,660.81	$ 14,442.94	$ 13,910.62	$ 13,557.10	$ 13,609.12	$ 13,936.86	$ 14,022.64	$ 14,544.47	$ 15,018.41	$ 15,103.89	$ 14,071.54	$ 14,358.29	$ 13,061.87	$ 14,108.59	$ 14,561.60	$ 14,844.55	$ 15,445.60	$ 14,464.06	$ 15,483.44	$ 15,705.97	$ 15,453.62	$ 15,742.77	$ 16,083.75	$ 16,667.57	$ 17,170.63	$ 17,163.90	$ 15,750.98	$ 13,805.53	$ 15,575.32	$ 16,317.14	$ 16,641.64	$ 17,579.98	$ 18,843.64	$ 18,127.65	$ 17,645.56	$ 19,576.35	$ 20,329.02	$ 20,123.78	$ 20,678.70	$ 21,584.33	$ 22,736.26	$ 22,895.06	$ 23,429.54	$ 23,986.11	$ 24,715.42	$ 23,565.91	$ 25,216.98	$ 25,042.26	$ 26,164.55	$ 24,810.61	$ 24,067.75	$ 24,961.37	$ 22,784.70	$ 22,826.50	$ 20,942.31	$ 22,873.29	$ 21,940.47	$ 19,919.78	$ 21,532.52	$ 22,735.84	$ 21,425.93	$ 22,772.20	$ 22,216.58	$ 23,032.25	$ 23,391.74	$ 23,493.42	$ 25,045.76	$ 25,850.35	$ 25,438.77	$ 24,225.90	$ 23,716.52	$ 25,882.44	$ 27,058.29	$ 27,512.99	$ 28,982.06	$ 29,914.55	$ 28,692.70	$ 30,115.42	$ 31,196.02	$ 31,575.75	$ 32,341.68	$ 33,032.40	$ 32,732.84	$ 34,654.30	$ 33,828.20	$ 34,770.23	$ 34,316.54	$ 32,383.00	$ 32,163.42	$ 34,187.93	$ 35,926.48	$ 35,322.48	$ 36,038.53	$ 37,350.49	$ 38,225.00	$ 38,318.70	$ 38,341.37	$ 38,892.10	$ 38,596.53	$ 36,673.22	$ 40,521.21	$ 42,653.96	$ 42,247.65